Assumption Used in Option-pricing Valuation Model (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.10%	1.10%	0.90%
Dividend yield	2.30%	2.30%	2.30%
Expected life in years	3 years 4 months 24 days	3 years 10 months 24 days	4 years 1 month 6 days
Expected volatility	24.00%	28.00%	34.00%